SUBSEQUENTS EVENTS (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended
	May 10, 2024	Jun. 30, 2024	Jan. 23, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares issued par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	106,397,550	109,001,270		130,397,550	127,881,300
Common share issued for conversion	140,000
Debt converted amount	$ 35,000	$ 205,000
Common stock outstanding	106,397,550	109,001,270		130,397,550	127,881,300
Loan, advances and accrued interest			$ 790,000
Consultants [Member]
Common stock, shares issued	860,000